Shareholder Report, Holdings (Details)	Oct. 31, 2024
Hennessy Cornerstone Growth Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
Hennessy Cornerstone Growth Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.88%
Hennessy Cornerstone Growth Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Hennessy Cornerstone Growth Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Hennessy Cornerstone Growth Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.97%
Hennessy Cornerstone Growth Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.53%
Hennessy Cornerstone Growth Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Hennessy Cornerstone Growth Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
Hennessy Cornerstone Growth Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
Hennessy Cornerstone Growth Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
Hennessy Cornerstone Growth Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Hennessy Cornerstone Growth Fund - Investor Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
Hennessy Cornerstone Growth Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
Hennessy Cornerstone Growth Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.88%
Hennessy Cornerstone Growth Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Hennessy Cornerstone Growth Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Hennessy Cornerstone Growth Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.97%
Hennessy Cornerstone Growth Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.53%
Hennessy Cornerstone Growth Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Hennessy Cornerstone Growth Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
Hennessy Cornerstone Growth Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
Hennessy Cornerstone Growth Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
Hennessy Cornerstone Growth Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Hennessy Cornerstone Growth Fund - Institutional Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
Hennessy Focus Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.53%
Hennessy Focus Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.52%
Hennessy Focus Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.77%
Hennessy Focus Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Hennessy Focus Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.48%
Hennessy Focus Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Hennessy Focus Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.17%
Hennessy Focus Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
Hennessy Focus Fund - Investor Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.16%)
Hennessy Focus Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.53%
Hennessy Focus Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.52%
Hennessy Focus Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.77%
Hennessy Focus Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Hennessy Focus Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.48%
Hennessy Focus Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Hennessy Focus Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.17%
Hennessy Focus Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
Hennessy Focus Fund - Institutional Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.16%)
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.96%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.11%)
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.96%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.11%)
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
Hennessy Cornerstone Large Growth Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
Hennessy Cornerstone Large Growth Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Hennessy Cornerstone Large Growth Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.24%
Hennessy Cornerstone Large Growth Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Hennessy Cornerstone Large Growth Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
Hennessy Cornerstone Large Growth Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
Hennessy Cornerstone Large Growth Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.82%
Hennessy Cornerstone Large Growth Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Hennessy Cornerstone Large Growth Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Hennessy Cornerstone Large Growth Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
Hennessy Cornerstone Large Growth Fund - Investor Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
Hennessy Cornerstone Large Growth Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.24%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.82%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
Hennessy Cornerstone Value Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Hennessy Cornerstone Value Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
Hennessy Cornerstone Value Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Hennessy Cornerstone Value Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.86%
Hennessy Cornerstone Value Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.76%
Hennessy Cornerstone Value Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.91%
Hennessy Cornerstone Value Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
Hennessy Cornerstone Value Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Hennessy Cornerstone Value Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Hennessy Cornerstone Value Fund - Investor Class | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Hennessy Cornerstone Value Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Hennessy Cornerstone Value Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
Hennessy Cornerstone Value Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Hennessy Cornerstone Value Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.86%
Hennessy Cornerstone Value Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.76%
Hennessy Cornerstone Value Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.91%
Hennessy Cornerstone Value Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
Hennessy Cornerstone Value Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Hennessy Cornerstone Value Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Hennessy Cornerstone Value Fund - Institutional Class | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Hennessy Total Return Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.44%
Hennessy Total Return Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.92%
Hennessy Total Return Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
Hennessy Total Return Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
Hennessy Total Return Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%
Hennessy Total Return Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.17%
Hennessy Total Return Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%
Hennessy Total Return Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
Hennessy Total Return Fund - Investor Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(44.32%)
Hennessy Total Return Fund - Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
Hennessy Total Return Fund - Investor Class | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.90%
Hennessy Equity and Income Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
Hennessy Equity and Income Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%
Hennessy Equity and Income Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%
Hennessy Equity and Income Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Hennessy Equity and Income Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Hennessy Equity and Income Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Hennessy Equity and Income Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.91%
Hennessy Equity and Income Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Hennessy Equity and Income Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Hennessy Equity and Income Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
Hennessy Equity and Income Fund - Investor Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Hennessy Equity and Income Fund - Investor Class | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
Hennessy Equity and Income Fund - Investor Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.67%
Hennessy Equity and Income Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
Hennessy Equity and Income Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%
Hennessy Equity and Income Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%
Hennessy Equity and Income Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Hennessy Equity and Income Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Hennessy Equity and Income Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Hennessy Equity and Income Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.91%
Hennessy Equity and Income Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Hennessy Equity and Income Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Hennessy Equity and Income Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
Hennessy Equity and Income Fund - Institutional Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Hennessy Equity and Income Fund - Institutional Class | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
Hennessy Equity and Income Fund - Institutional Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.67%
Hennessy Balanced Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
Hennessy Balanced Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
Hennessy Balanced Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%
Hennessy Balanced Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
Hennessy Balanced Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
Hennessy Balanced Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.05%
Hennessy Balanced Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
Hennessy Balanced Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.25%
Hennessy Balanced Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
Hennessy Balanced Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
Hennessy Balanced Fund - Investor Class | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
Hennessy Energy Transition Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
Hennessy Energy Transition Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
Hennessy Energy Transition Fund - Investor Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.12%)
Hennessy Energy Transition Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.75%
Hennessy Energy Transition Fund - Investor Class | Downstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
Hennessy Energy Transition Fund - Investor Class | Exploration and Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Hennessy Energy Transition Fund - Investor Class | Integrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Hennessy Energy Transition Fund - Investor Class | Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Hennessy Energy Transition Fund - Investor Class | Oil Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.67%
Hennessy Energy Transition Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
Hennessy Energy Transition Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
Hennessy Energy Transition Fund - Institutional Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.12%)
Hennessy Energy Transition Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.75%
Hennessy Energy Transition Fund - Institutional Class | Downstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
Hennessy Energy Transition Fund - Institutional Class | Exploration and Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Hennessy Energy Transition Fund - Institutional Class | Integrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Hennessy Energy Transition Fund - Institutional Class | Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Hennessy Energy Transition Fund - Institutional Class | Oil Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.67%
Hennessy Midstream Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Hennessy Midstream Fund - Investor Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
Hennessy Midstream Fund - Investor Class | Crude Oil and Refined Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Hennessy Midstream Fund - Investor Class | Geathering and Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Hennessy Midstream Fund - Investor Class | Natural Gas/NGL Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
Hennessy Midstream Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Hennessy Midstream Fund - Institutional Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
Hennessy Midstream Fund - Institutional Class | Crude Oil and Refined Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Hennessy Midstream Fund - Institutional Class | Geathering and Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Hennessy Midstream Fund - Institutional Class | Natural Gas/NGL Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
Hennessy Gas Utility Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.01%
Hennessy Gas Utility Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
Hennessy Gas Utility Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
Hennessy Gas Utility Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
Hennessy Gas Utility Fund - Investor Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
Hennessy Gas Utility Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.79%
Hennessy Gas Utility Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.01%
Hennessy Gas Utility Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
Hennessy Gas Utility Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
Hennessy Gas Utility Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
Hennessy Gas Utility Fund - Institutional Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
Hennessy Gas Utility Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.79%
Hennessy Japan Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Hennessy Japan Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Hennessy Japan Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Hennessy Japan Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Hennessy Japan Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Hennessy Japan Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Hennessy Japan Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.99%
Hennessy Japan Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.72%
Hennessy Japan Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
Hennessy Japan Fund - Investor Class | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Hennessy Japan Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Hennessy Japan Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Hennessy Japan Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Hennessy Japan Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Hennessy Japan Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Hennessy Japan Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Hennessy Japan Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.99%
Hennessy Japan Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.72%
Hennessy Japan Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
Hennessy Japan Fund - Institutional Class | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Hennessy Japan Small Cap Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
Hennessy Japan Small Cap Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.87%
Hennessy Japan Small Cap Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
Hennessy Japan Small Cap Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
Hennessy Japan Small Cap Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
Hennessy Japan Small Cap Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%
Hennessy Japan Small Cap Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.21%
Hennessy Japan Small Cap Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.14%
Hennessy Japan Small Cap Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Hennessy Japan Small Cap Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%
Hennessy Japan Small Cap Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Hennessy Japan Small Cap Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
Hennessy Japan Small Cap Fund - Investor Class | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Hennessy Japan Small Cap Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
Hennessy Japan Small Cap Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.87%
Hennessy Japan Small Cap Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
Hennessy Japan Small Cap Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
Hennessy Japan Small Cap Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
Hennessy Japan Small Cap Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%
Hennessy Japan Small Cap Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.21%
Hennessy Japan Small Cap Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.14%
Hennessy Japan Small Cap Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Hennessy Japan Small Cap Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%
Hennessy Japan Small Cap Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Hennessy Japan Small Cap Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
Hennessy Japan Small Cap Fund - Institutional Class | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Hennessy Large Cap Financial Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.16%
Hennessy Large Cap Financial Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
Hennessy Large Cap Financial Fund - Investor Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Hennessy Large Cap Financial Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.16%
Hennessy Large Cap Financial Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
Hennessy Large Cap Financial Fund - Institutional Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Hennessy Small Cap Financial Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.87%
Hennessy Small Cap Financial Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Hennessy Small Cap Financial Fund - Investor Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.12%)
Hennessy Small Cap Financial Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.87%
Hennessy Small Cap Financial Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Hennessy Small Cap Financial Fund - Institutional Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.12%)
Hennessy Technology Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
Hennessy Technology Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.96%
Hennessy Technology Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Hennessy Technology Fund - Investor Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.16%)
Hennessy Technology Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
Hennessy Technology Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.96%
Hennessy Technology Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Hennessy Technology Fund - Institutional Class | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.16%)
Hennessy Stance ESG ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Hennessy Stance ESG ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.05%
Hennessy Stance ESG ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
Hennessy Stance ESG ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.98%
Hennessy Stance ESG ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.89%
Hennessy Stance ESG ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
Hennessy Stance ESG ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
Hennessy Stance ESG ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
Hennessy Stance ESG ETF | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
Hennessy Stance ESG ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
Hennessy Stance ESG ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%